Transactions with directors and key management (Details) £ in Millions	Dec. 31, 2018 GBP (£) director	Dec. 31, 2017 GBP (£)	Dec. 30, 2017 GBP (£)
Transactions with directors and key management
Loans to customers	£ 305,089	£ 310,116	£ 310,116
Customer deposits	360,914	361,316	£ 361,316
key management personnel
Transactions with directors and key management
Loans to directors	£ 9,660
Number of directors with outstanding loans | director	5
Loans to customers	£ 1,544	3,942
Customer deposits	£ 31,361	£ 23,619